[Graphic]

Federated Municipal Securities Fund, Inc.

22ND SEMI-ANNUAL REPORT
SEPTEMBER 30, 1998

ESTABLISHED 1976


PRESIDENT'S MESSAGE

[Graphic]


Dear Fellow Shareholder:

Federated Municipal Securities Fund, Inc. was created in 1976, and I am pleased to present its 22nd Semi-Annual Report. The fund has provided tax-free income from a broad list of long-term municipal issues since 1976.* On September 30, 1998, the fund's $696.9 million portfolio was invested across 104 tax-free securities issued by municipalities across the U.S. The fund's weighted average effective maturity was 10.69 years.

This report covers the first half of the fund's fiscal year which is the six-month period from April 1, 1998 through September 30, 1998. It begins with a discussion with J. Scott Albrecht, Vice President, who co- manages the fund with Mary Jo Ochson, Senior Vice President, both of Federated Advisers. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the tax-free municipal securities that comprise the fund's holdings, and third is the publication of the fund's financial statements.

During the six-month reporting period, municipal bonds continued to perform relatively well amid an environment of abundant supply. In the current market, municipal bonds generally have offered good yields relative to U.S. Treasuries. The fund's total return for the reporting period consisted of generous monthly income and modest price appreciation.

Individual share class total return performance, including income dividends, follows.**
                  TOTAL       INCOME              NET ASSET
                  RETURN   DISTRIBUTIONS        VALUE INCREASE
Class A Shares     4.44%       $0.26       $10.91 to $11.13 = 2.02%
Class B Shares     3.98%       $0.21       $10.91 to $11.13 = 2.02%
Class C Shares     3.98%       $0.21       $10.91 to $11.13 = 2.02%

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

 ** Performance quoted is based on net asset value, reflects past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A, B, and C Shares were (0.23%), (1.61%), and 2.96%, respectively.

Thank you for investing a portion of your wealth in Federated Municipal Securities Fund, Inc. The fund is a convenient way to invest in a broad list of municipal securities. You can receive income from the fund or increase your wealth by reinvesting your monthly dividends so they may compound tax-free.+ As always, we welcome your comments and suggestions.

Sincerely yours,

[Graphic]

J. Christopher Donahue
President
November 15, 1998

 + Systematic investing does not ensure a profit or protect against loss in declining markets.

INVESTMENT REVIEW

[Graphic]

J. Scott Albrecht
Vice President
Federated Advisers
[Graphic]

Mary Jo Ochson
Senior Vice President
Federated Advisers

[Graphic]

THE FIRST HALF OF THE FUND'S FISCAL YEAR WAS A RELATIVELY GOOD
PERIOD FOR MUNICIPAL BOND INVESTORS. WHAT IS YOUR REVIEW OF THE
MARKETPLACE OVER THE SIX-MONTH REPORTING PERIOD ENDED
SEPTEMBER 30, 1998?

The municipal bond market generated solid returns over the period thanks to modest price appreciation and attractive coupon income. The Lehman Brothers Municipal Bond Index,* a good measure of the overall municipal market, provided a 4.64% total return over the six-month period, with 2.67% of this return generated from coupon income and the remainder from price appreciation. The increase in bond prices was primarily driven by a decline in interest rates over the reporting period. Municipal interest rates, as represented by the Bond Buyer 40 Index,* dropped from 5.27% to 5.04% over the reporting period. The yields of 30-year Treasury bonds declined as well, falling from 5.88% to 4.97%.

[Graphic]

WHY DO THE YIELDS FOR MUNICIPAL BONDS LOOK SO ATTRACTIVE RELATIVE TO OTHER FIXED-INCOME INVESTMENTS?

In addition to the advantage of tax-free income**, here are two main reasons why investors find municipal bonds appealing today. First, there was a tremendous increase in the supply of municipal securities during the first eight months of 1998. Market strategists believe that municipal issuance for 1998 could exceed $300 billion, which would be an all-time record. Second, the turmoil in the international markets, particularly problems in the Asian, Russian, and Latin American economies, have contributed to a global "flight to quality" that has benefited Treasuries. Although municipal bonds are of very high credit quality, the flight to quality demand is from foreign buyers exempt from U.S. taxation. As of September 30, 1998, municipal bonds were trading at historically high values as compared to the Treasury market, with the long AAA-rated municipal bond at more than 97% of Treasury bond yields.

 * The Lehman Brothers Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade bond market. The Bond Buyer 40 Index is a standard against which municipal bonds are measured. These indexes are unmanaged, and investments cannot be made in an index.

 ** Income may be subject to the federal alternative minimum tax and state and local taxes.

[Graphic]

HOW HAS THE FEDERATED MUNICIPAL SECURITIES FUND, INC. PERFORMED
WITH RESPECT TO TOTAL RETURN AND INCOME FOR THE SIX-MONTH
REPORTING PERIOD ENDED SEPTEMBER 30, 1998?

The fund performed very well over the reporting period. For the six-month period ended September 30, 1998, the fund's Class A Shares produced a total return of 4.44%, based on net asset value.** This return surpassed the Lipper General Municipal Fund Average+ total return of 4.28% and was competitive with the 4.64% return of the Lehman Brothers Municipal Bond Index. The income on this fund was also very competitive during the reporting period. The fund's current 30-day SEC yield on September 30, 1998 was 4.15% for Class A Shares, based on offering price.++

[Graphic]

WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?

Several factors were responsible for the competitive performance of the fund. First, the position in low investment-grade bonds (BBB-rated) with attractive coupons provided a big part of the fund's total return performance. These securities provided both substantial income plus price appreciation. The fund's share price also benefited from its allocation to zero coupon securities. These securities generally outperform when interest rates decline because of their call protection and duration characteristics.

 ** Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on net asset value, for Class B and C Shares were 3.98% and 3.98%, respectively. Total returns for the period, based on offering price, for Class A, B, and C Shares were (0.23%), (1.61%), and 2.96%, respectively.

 + The Lipper figure represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

 ++ The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the net asset value per share on that date. The SEC yields are compounded and annualized. The 30-day SEC yields on September 30, 1998 for Class B and C Shares were 3.26% and 3.27%, based on offering price, respectively.

[Graphic]

WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 1998?

                                  PERCENTAGE OF
ISSUER                                                             NET ASSETS
District of Columbia--Georgetown University, (Series B),
7.15%, 4/1/2021                                                       3.40%
Indianapolis, IN Airport Authority-- Federal Express, 7.10%,
1/15/2017                                                             3.10%
Wayne County, MI--Detroit, (Series A), 5.00%, 12/1/2028               2.80%
Metropolitan Wayne County Airport
Long Beach California Harbor (Insured), 5.375%, 5/15/2020             2.80%
New York State Dormitory Authority--Department of Mental
Hygiene, 5.375%, 2/15/2026                                            2.60%
TOTAL                                                                14.70%


[Graphic]

HOW WERE THE FUND'S ASSETS ALLOCATED IN TERMS OF CREDIT QUALITY AT THE END OF THE REPORTING PERIOD?

As of September 30, 1998, the quality breakdown of the fund was:
              PERCENTAGE OF
               NET ASSETS
AAA               25.7%
AA                12.8%
A                 20.1%
BBB               21.7%
Non-Rated         19.1%


[Graphic]

WHAT KIND OF ENVIRONMENT DO YOU SEE AHEAD FOR MUNICIPAL BONDS?

Our outlook for the balance of 1998 and into 1999 remains optimistic for municipal securities. We believe economic growth (Gross Domestic Product) will slow to a point nearer to the Federal Reserve Board's non-inflationary growth rate of 2.50% from a very strong real rate of 3.50% for the first half of 1998. Inflation should continue to remain in check and interest rates low due to a slower economy, overseas economic problems, and a federal budget surplus.

We also believe that the combination of rising demand and expectations that new municipal issuance will begin to decrease later this year, should drive municipal yields back to a more normal alignment against Treasuries. If this happens against a backdrop of lower rates, municipal bonds may generate not only attractive tax-free yields but some price appreciation.

SHAREHOLDER MEETING RESULTS

A Special Meeting of fund shareholders was held on July 21, 1998. On May 13, 1998, the record date for shareholders voting at the meeting, there were 63,414,620 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1: To elect Directors.*
                                     SHARES               SHARES
                                    VOTED FOR      WITHHELD AUTHORITY
Thomas G. Bigley                    42,249,135            997,671
Nicholas P. Constantakis            42,251,986            994,820
John E. Murray, Jr., J.D., S.J.D.   42,251,986            994,820

AGENDA ITEM 2: To approve or disapprove amending and changing from a fundamental to an operating policy the Fund's ability to invest in restricted securities.

The results of shareholders' voting were as follows:
 SHARES        SHARES         SHARES         BROKER
VOTED FOR   VOTED AGAINST     ABSTAIN       NON-VOTE
32,614,485     3,253,866     2,327,531     5,050,924

AGENDA ITEM 3: To approve or disapprove amending and changing from a fundamental to an operating policy the Fund's ability to invest in the securities of other investment companies.

The results of shareholders' voting were as follows:
 SHARES        SHARES         SHARES         BROKER
VOTED FOR   VOTED AGAINST     ABSTAIN       NON-VOTE
32,763,412     3,069,447     2,363,024     5,050,923

 * The following Directors of the Fund continued their terms as Directors of the Fund: John F. Donahue, John T. Conroy, Jr., William J. Copeland,
J. Christopher Donahue, James E. Dowd, Esq., Lawrence D. Ellis, M.D., Edward
L. Flaherty, Jr., Esq., Peter E. Madden, Wesley W. Posvar, and Marjorie P.
Smuts.

AGENDA ITEM 4: To approve or disapprove amending and changing from a fundamental to an operating policy the Fund's ability to invest in non-investment grade municipal bonds.

The results of shareholders' voting were as follows:
 SHARES        SHARES         SHARES         BROKER
VOTED FOR   VOTED AGAINST     ABSTAIN       NON-VOTE
29,694,806     5,858,522     2,642,555     5,050,923

AGENDA ITEM 5: To approve or disapprove removing the Fund's fundamental investment policy on investing in puts and calls.

The results of shareholders' voting were as follows:
 SHARES        SHARES         SHARES         BROKER
VOTED FOR   VOTED AGAINST     ABSTAIN       NON-VOTE
30,500,360     4,241,301     3,454,221     5,050,924

AGENDA ITEM 6: To approve or disapprove removing the Fund's fundamental investment policy on investing in issuers whose securities are owned by Officers and Directors.

The results of shareholders' voting were as follows:
 SHARES        SHARES         SHARES         BROKER
VOTED FOR   VOTED AGAINST     ABSTAIN       NON-VOTE
30,230,913     4,919,947     3,045,023     5,050,923

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN FEDERATED MUNICIPAL SECURITIES FUND, INC.

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $22,000 IN THE CLASS A SHARES OF FEDERATED MUNICIPAL SECURITIES FUND, INC. ON 10/31/76, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $86,009 ON 9/30/98. YOU WOULD HAVE EARNED A 6.42%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax free.

As of 9/30/98, the Class A Shares' average annual 1-year, 5-year, and 10-year total returns were 3.83%, 4.00%, and 6.90%, respectively. Class B Shares' average annual 1-year and since-inception (7/26/94) total returns were 2.10% and 4.99%, respectively. Class C Shares' average annual 1-year, 5-year, and since-inception (4/21/93) total returns were 6.75%, 4.03%, and 4.50%, respectively.**

Please see Appendix A.1.

 * Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** The total returns take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, and the 1.00% contingent deferred sales charge for Class C Shares.

FEDERATED MUNICIPAL SECURITIES FUND, INC.

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 21 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $55,031.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/31/76, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $22,000 but your account would have reached a total value of $55,031* by 9/30/98. You would have earned an average annual total return of 6.42%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

Please see Appendix A.2.

 * This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR TAX-FREE INCOME

Larry and Barbara Bartlett are a fictional couple who, like all other tax-sensitive shareholders, want to keep more of what they earn.

Larry owns a successful architectural firm and Barbara is a marketing executive. Their combined income puts them in the 39.6% federal tax bracket. On September 30, 1988, the Bartletts invested $25,000 in the Class A Shares of Federated Municipal Securities Fund, Inc.

As this chart shows, in 10 years, their original $25,000 investment has grown to $48,700.* This represents a 6.90% average annual total return. As far as the Bartletts are concerned, this fund has made all the difference.

Please see Appendix A.3.

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

  This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder.
Past performance does not guarantee future results.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
SHORT-TERM MUNICIPALS--0.4%
                CALIFORNIA--0.2%
 $ 1,500,000    Monterey Peninsula, CA Water Management District Weekly
                VRDNs (Wastewater Reclaimation)/(Sumitomo Bank Ltd., Osaka
                LOC)                                                           A-2      $  1,500,000
                IDAHO--0.2%
   1,300,000    Boise, ID Industrial Development Corp., Multi-Mode Variable
                Rate Industrial Development Revenue Bonds (Series 1998)
                Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-
                Mitsubishi Ltd. LOC)                                           A-1         1,300,000
                TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                            2,800,000
LONG-TERM MUNICIPALS--99.0%
                ALABAMA--3.4%
  10,000,000    Alabama State Docks Department, Docks Facilities Refunding
                Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield:
                5.75%), 10/1/2022                                              AAA        10,653,700
   2,000,000    Courtland, AL IDB, Solid Waste Disposal Revenue Bonds
                (Series A), 6.50% (Champion International Corp.)/(Original
                Issue Yield: 6.654%), 9/1/2025                                 BBB         2,175,580
   3,620,000    Jefferson County, AL, Sewer Revenue Refunding Warrants
                (Series 1997-A), 5.625% (FGIC INS)/(Original Issue Yield:
                5.68%), 2/1/2018                                               AAA         3,910,795
   6,260,000    Jefferson County, AL, Sewer Revenue Warrants (Series
                1997D), 5.70% (FGIC INS)/(Original Issue Yield: 5.73%), 2/
                1/2018                                                         AAA         6,813,321
                Total                                                                     23,553,396
                ALASKA--0.3%
   2,000,000    Alaska Industrial Development and Export Authority,
                Refunding Revenue Bonds (Series A), 5.25% (MBIA INS)/
                (Original Issue Yield: 5.39%), 4/1/2023                        AAA         2,025,000
                ARIZONA--0.1%
   1,000,000    Show Low, AZ Industrial Development Authority, Hospital
                Revenue Bonds, Series 1998A, 5.50% (Navapache Regional
                Medical Center)/(American Capital Access INS)/(Original
                Issue Yield: 5.584%), 12/1/2017                                A           1,033,230

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                CALIFORNIA--6.5%
$  9,400,000    California PCFA, Refunding Revenue Bonds (Series A), 5.90%
                (San Diego Gas & Electric)/(Original Issue Yield: 5.934%),
                6/1/2014                                                       A       $  10,736,116
  14,600,000    California Statewide Communities Development Authority,
                Special Facilities Revenue Bonds, 5.625% (United Air Lines)/
                (Original Issue Yield: 5.75%), 10/1/2034                       BB+        15,040,920
  19,000,000    Long Beach California Harbor, Revenue Bonds, 5.375% (MBIA
                INS)/(Original Issue Yield: 5.75%), 5/15/2020                  AAA        19,539,980
                Total                                                                     45,317,016
                COLORADO--0.4%
   3,000,000    Highlands Ranch Metropolitan District No. 3, CO, UT GO
                Refunding Bonds, Series B, 5.25% (American Capital Access
                INS)/(Original Issue Yield: 5.375%), 12/1/2018                 A           3,055,200
                DISTRICT OF COLUMBIA--5.6%
   8,275,000    District of Columbia Hospital Authority, Revenue Refunding
                Bonds (Series A), 7.125% (Medlantic Healthcare Group)/
                (Original Issue Yield: 7.30%), 8/15/2019                       BBB+        9,380,375
   2,000,000    District of Columbia Hospital Authority, Revenue Refunding
                Bonds (Series B), 7.00% (Medlantic Healthcare Group)/
                (Original Issue Yield: 7.282%), 8/15/2015                      BBB+        2,258,620
  22,250,000    District of Columbia, Revenue Bonds (Series B), 7.15%
                (Georgetown University)/(Original Issue Yield: 7.191%),
                4/1/2021                                                       A+         23,068,132
   4,000,000    District of Columbia, Revenue Bonds, 5.625% (American
                University)/(AMBAC INS)/(Original Issue Yield: 5.90%),
                10/1/2026                                                      AAA         4,295,520
                Total                                                                     39,002,647
                FLORIDA--2.7%
   4,335,000    Florida State Board of Education Administration, UT GO
                Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue
                Yield: 9.173%), 6/1/2014                                       AA+         6,341,195
     665,000    Florida State Board of Education Administration, UT GO
                Capital Outlay Bonds, 9.125% (Florida State)/(United States
                Treasury COL)/(Original Issue Yield: 9.173%), 6/1/2014         AAA           961,470

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                FLORIDA--CONTINUED
$  6,635,000    Florida State Department of Transportation, Right of Way
                Acquisition & Bridge Construction Bonds (Series 1997A),
                5.00% (Original Issue Yield: 5.10%), 7/1/2014                  AA+     $   6,849,111
   3,000,000    Florida State, UT GO Bonds, Broward County Expressway
                Authority, 10.00% (Original Issue Yield: 10.105%), 7/1/2014    AA+         4,667,700
                Total                                                                     18,819,476
                GEORGIA--0.9%
   6,000,000    Effingham County, GA Development Authority, Solid Waste
                Disposal Revenue Bonds, Series 1998, 5.625% (Fort James
                Corp.), 7/1/2018                                               BBB-        6,115,800
                HAWAII--1.3%
   5,000,000    Hawaii State Department of Budget & Finance, Residual
                Interest Tax-Exempt Securities (Series PA-343), 5.47151%
                (Hawaiian Electric Company, Inc.), 4/1/2012                    NR          5,436,300
   1,500,000    Hawaii State Department of Budget & Finance, Special Purpose
                Revenue Bonds, 5.35% (G.N. Wilcox Memorial Hospital)/
                (Original Issue Yield: 5.45%), 7/1/2018                        BBB+        1,518,810
   1,750,000    Hawaii State Department of Budget & Finance, Special Purpose
                Revenue Bonds, 5.50% (G.N. Wilcox Memorial Hospital),
                7/1/2028                                                       BBB+        1,779,400
                Total                                                                      8,734,510
                IDAHO--0.1%
   1,000,000    Idaho Health Facilities Authority, Hospital Revenue Bonds
                (Series 1998), 5.45% (Idaho Elks Rehabilitation Hospital)/
                (Original Issue Yield: 5.53%), 7/15/2023                       BBB         1,014,260
                ILLINOIS--4.6%
   8,295,000    Cook County, IL, Refunding GO Bonds (Series 1997A), 6.25%
                (MBIA INS), 11/15/2013                                         AAA         9,869,640
   5,000,000    Illinois Development Finance Authority, Housing Revenue
                Bonds, 6.10% (Catholic Charities Housing Development Corp.),
                1/1/2020                                                       NR          5,168,500
  11,240,000    Illinois Health Facilities Authority, Hospital Revenue Bonds
                (Series A), 9.25% (Edgewater Hospital & Medical Center, IL),
                7/1/2024                                                       NR         14,420,470

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                ILLINOIS--CONTINUED
$  2,500,000    Illinois Health Facilities Authority, Revenue Bonds (Series
                1998), 5.25% (Centegra Health System)/(Original Issue
                Yield: 5.512%), 9/1/2024                                       A-      $   2,512,000
                Total                                                                     31,970,610
                INDIANA--4.4%
   6,200,000    Indiana Health Facility Financing Authority, Hospital
                Revenue Bonds, 6.625% (Floyd Memorial Hospital, IN)/
                (Original Issue Yield: 6.902%), 2/15/2022                      A           6,857,696
   2,000,000    Indiana Health Facility Financing Authority, Hospital
                Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital,
                IN)/(Original Issue Yield: 5.50%), 2/15/2022                   A           2,022,940
  19,000,000    Indianapolis, IN Airport Authority, Special Facilities
                Revenue Bonds, 7.10% (FDX Corp.)/(Original Issue Yield:
                7.178%), 1/15/2017                                             BBB        21,561,580
                Total                                                                     30,442,216
                IOWA--1.7%
   2,000,000    Des Moines, IA, Aviation System Revenue Bonds (1998B),
                5.125% (FSA INS)/(Original Issue Yield: 5.40%), 7/1/2018       AAA         2,008,980
   9,500,000    Iowa Finance Authority, Hospital Facilities Revenue Bonds
                (Series 1998A), 5.125% (Iowa Health System)/(MBIA INS)/
                (Original Issue Yield: 5.36%), 7/1/2020                        AAA         9,532,585
                Total                                                                     11,541,565
                KANSAS--0.1%
   1,000,000    Newton, KS, Hospital Revenue Refunding Bonds, Series 1998, 5.75%
                (Newton Healthcare Corp.)/(Original Issue Yield:
                5.787%), 11/15/2024                                            BBB-        1,033,020
                LOUISIANA--3.1%
   6,000,000    De Soto Parish, LA Environmental Improvement Authority,
                Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018      BBB+        7,035,000
   3,550,000    St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds
                (Series A), 7.00% (Louisiana Power & Light Co.)/(Original
                Issue Yield: 7.04%), 12/1/2022                                 BBB         3,887,605

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                LOUISIANA--CONTINUED
$ 10,000,000    St. James Parish, LA, Solid Waste Disposal Revenue Bonds,
                7.70% (Freeport McMoRan, Inc.)/(Original Issue Yield:
                7.75%), 10/1/2022                                              NR      $  10,904,800
                Total                                                                     21,827,405
                MARYLAND--1.9%
  12,220,000    Maryland State Community Development Administration, SFM
                Revenue Bonds (5th Series), 6.75%, 4/1/2026                    AA         13,221,185
                MASSACHUSETTS--5.8%
  10,000,000    Commonwealth of Massachusetts, UT GO Bonds (Series 1997C),
                5.00% (Original Issue Yield: 5.30%), 8/1/2017                  AA-        10,145,700
  33,800,000(a) Massachusetts IFA, Solid Waste Disposal Sr. Lien Revenue
                Bonds (Series A), 9.00% (Massachusetts Recycling
                Association), 8/1/2016                                         NR         12,675,000
   2,200,000    Massachusetts State HFA, Rental Housing Mortgage Revenue
                Bonds, 1995 Series E, 5.90% (AMBAC INS), 7/1/2025              AAA         2,313,432
  15,000,000    Massachusetts Turnpike Authority, Metropolitan Highway
                System Revenue Bonds (Series A), 5.00% (MBIA INS)/(Original
                Issue Yield: 5.55%), 1/1/2037                                  AAA        14,960,700
                Total                                                                     40,094,832
                MICHIGAN--4.3%
   1,250,000    Flint, MI Hospital Building Authority, Rental Revenue Bonds
                (Series 1998B), 5.375% (Hurley Medical Center)/(Original
                Issue Yield: 5.53%), 7/1/2028                                  BBB         1,259,650
   1,000,000    Flint, MI Hospital Building Authority, Revenue Rental Bonds
                (Series 1998B), 5.375% (Hurley Medical Center)/(Original
                Issue Yield: 5.48%), 7/1/2018                                  BBB         1,006,850
   1,500,000    Michigan State Hospital Finance Authority, Revenue Bonds
                (Series 1998A), 5.25% (Detroit Medical Center Obligated
                Group)/(Original Issue Yield: 5.40%), 8/15/2028                A-          1,498,785

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                MICHIGAN--CONTINUED
$  6,500,000    Michigan Strategic Fund, Limited Obligation Revenue
                Refunding Bonds (Series A), 5.55% (Detroit Edison Co.)/(MBIA
                INS), 9/1/2029                                                 AAA     $   6,636,175
  20,000,000    Wayne County, MI, Revenue Bonds (Series A), 5.00% (Detroit
                Metropolitan Wayne County Airport)/(MBIA INS), 12/1/2028       AAA        19,829,200
                Total                                                                     30,230,660
                MINNESOTA--3.5%
   8,000,000    St. Paul, MN Housing & Redevelopment Authority, Hospital
                Revenue Refunding Bonds ( Series A), 6.625% (Healtheast, MN)/
                (Original Issue Yield: 6.687%), 11/1/2017                      BBB         8,673,280
   1,000,000    St. Paul, MN Housing & Redevelopment Authority, Revenue
                Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue
                Yield: 5.756%), 11/1/2015                                      BBB         1,034,520
  12,000,000    VRDC/IVRC Trust, GO Inverse Variable Rate Certificates,
                7.423% (Regents of University of Minnesota), 5/18/2012         AA         14,985,000
                Total                                                                     24,692,800
                MISSOURI--1.5%
   8,010,000    Kansas City, MO, UT GO Bonds, Series B, 5.125% (Original
                Issue Yield: 5.25%), 2/1/2017                                  AA          8,255,907
   1,980,000    Missouri State Housing Development Commission, Single Family
                Mortgage Revenue Bonds (Series 1997C-1), 6.55% (GNMA
                Collateralized Home Mortgage Program COL), 9/1/2028            AAA         2,220,055
                Total                                                                     10,475,962
                NEW HAMPSHIRE--0.4%
   2,500,000    New Hampshire Higher Educational & Health Facilities
                Authority, Revenue Bonds (Series 1998), 5.30% (Franklin
                Pierce College)/(American Capital Access INS)/(Original
                Issue Yield: 5.48%), 10/1/2028                                 A           2,509,625
                NEW JERSEY--0.3%
   2,100,000    New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50%
                (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue
                Yield: 6.55%), 4/1/2018                                        NR          2,110,290

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                NEW MEXICO--0.8%
$               5,000,000 Farmington, NM, PCR Refunding Bonds (Series A), 7.20%
                (Southern California Edison Co.)/(Original Issue Yield:
                7.30%), 4/1/2021                                               A+      $   5,429,850
                NEW YORK--12.6%
   6,500,000    Long Island Power Authority, Electric System Revenue Bonds
                (Series 1998A), 5.25% (Original Issue Yield: 5.47%),
                12/1/2026                                                      A-          6,656,325
  17,000,000    New York City Municipal Water Finance Authority, Water &
                Sewer System Revenue Bonds (Series B), 5.25% (Original Issue
                Yield: 5.53%), 6/15/2029                                       A-         17,302,770
   4,600,000    New York City, NY IDA, Industrial Development Revenue Bonds
                (Series 1997), 5.75% (Brooklyn Navy Yard Cogeneration
                Partners, L.P. Project)/(Original Issue Yield: 5.81%),
                10/1/2036                                                      BBB-        4,759,344
   7,500,000    New York City, NY, Residual Interest Tax-Exempt Securities
                (Series PA-147), 6.60847%, 8/1/2007                            NR          8,956,950
   5,000,000    New York City, NY, UT GO Bonds (Series 1998G), 5.00%
                (Original Issue Yield: 5.25%), 8/1/2018                        A-          5,023,300
  17,800,000    New York State Dormitory Authority, Revenue Bonds (Series
                B), 5.375% (New York State Department of Mental Hygiene)/
                (Original Issue Yield: 5.97%), 2/15/2026                       A-         18,367,642
  10,000,000    New York State Dormitory Authority, Revenue Bonds, 5.125%
                (State University of New York)/(Original Issue Yield:
                5.54%), 5/15/2021                                              A-         10,105,600
   5,050,000    New York State Local Government Assistance Corp., Residual
                Interest Tax-Exempt Securities (Series PA-207), 7.70959%
                (AMBAC INS), 4/1/2008                                          NR          6,537,377
   6,025,000    New York State Local Government Assistance Corp., Residual
                Interest Tax-Exempt Securities (Series PA-207A), 7.70959%
                (AMBAC INS), 4/1/2007                                          NR          7,689,406
   2,000,000    New York State Mortgage Agency, Mortgage Revenue Bonds (
                Series 30-B), 6.65% (FHA GTD), 10/1/2025                       Aaa         2,146,600
                Total                                                                     87,545,314
                NORTH CAROLINA--1.4%
   9,000,000    Martin County, NC IFA, (Series 1995) Solid Waste Disposal
                Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025             A           9,616,410

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                OHIO--0.6%
$  1,000,000    Cuyahoga County, OH, Health Care Facilities Refunding
                Revenue Bonds, 5.50% (Benjamin Rose Institute)/(Original
                Issue Yield: 5.75%), 12/1/2028                                 NR      $   1,001,990
   3,000,000    Franklin County, OH Health Care Facilities, Revenue
                Refunding Bonds, 5.50% (Ohio Presbyterian Retirement
                Services)/(Original Issue Yield: 5.64%), 7/1/2017              NR          3,033,660
                Total                                                                      4,035,650
                OKLAHOMA--1.2%
   7,500,000    Tulsa, OK Municipal Airport, Revenue Bonds, 7.60% (American
                Airlines)/(Original Issue Yield: 7.931%), 12/1/2030           BBB-         8,183,400
                PENNSYLVANIA--7.5%
   2,310,000    Allegheny County, PA HDA, Refunding Revenue Bonds (Series
                1998A), 5.125% (South Hills Health System)/(Original Issue
                Yield: 5.34%), 5/1/2023                                        A2          2,315,105
   2,000,000    Allegheny County, PA HDA, Refunding Revenue Bonds (Series
                1998A), 5.125% (South Hills Health System)/(Original Issue
                Yield: 5.40%), 5/1/2029                                        A2          1,996,840
   2,210,000    Elizabeth Forward, PA School District, GO UT Bonds, 6.75%
                accrual (MBIA INS)/(Original Issue Yield: 6.75%), 9/1/2018     AAA           844,220
   1,300,000    Latrobe, PA Industrial Development Authority, College
                Revenue Bonds, 6.75% (St. Vincent College, PA)/(Original
                Issue Yield: 7.00%), 5/1/2024                                  AAA         1,502,059
   4,250,000    Pennsylvania EDFA, Revenue Bonds, 7.60% (MacMillan Bloedel
                LTD Partnership)/(Original Issue Yield: 7.65%), 12/1/2020      BBB-        4,915,125
   8,000,000    Pennsylvania Housing Finance Authority, SFM Revenue Bonds
                (Series 39B), 6.875%, 10/1/2024                                AA+         8,454,480
  12,865,000    Pennsylvania State Higher Education Facilities Authority,
                Revenue Bonds (Series A), 7.375% (Medical College of
                Pennsylvania)/(United States Treasury PRF)/(Original Issue
                Yield: 7.45%), 3/1/2021                                        AAA        14,199,744
  15,000,000    Philadelphia, PA School District, UT GO (Series B), 5.50%
                (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2025            AAA        15,778,200

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                PENNSYLVANIA--CONTINUED
$  2,000,000    Sayre, PA, Health Care Facilities Authority, Revenue Bonds
                (Series A), 7.10% (Guthrie Healthcare System, PA)/(AMBAC
                INS)/(Original Issue Yield: 7.175%), 3/1/2017                  AAA     $   2,172,980
                Total                                                                     52,178,753
                PUERTO RICO--0.7%
   2,000,000    Puerto Rico Highway and Transportation Authority, Residual
                Interest Tax-Exempt Securites (Series PA 331A), 6.85753%
                (AMBAC INS), 7/1/2013                                          NR          2,475,840
   2,000,000    Puerto Rico Highway and Transportation Authority, Residual
                Interest Tax-Exempt Securities (Series PA 331B), 6.85753%
                (AMBAC INS), 7/1/2014                                          NR          2,459,680
                Total                                                                      4,935,520
                TENNESSEE--2.4%
  13,000,000    Springfield, TN Health & Educational Facilities Board,
                Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/
                (Original Issue Yield: 8.875%), 4/1/2024                       AAA        16,962,660
                TEXAS--11.4%
   4,000,000    Brazos River Authority, TX, PCR Revenue Bonds (Series A),
                7.875% (Texas Utilities Electric Co.), 3/1/2021                BBB+        4,377,160
  12,750,000    Dallas-Fort Worth, TX International Airport Facilities,
                Revenue Bonds, 7.25% (American Airlines)/(Original Issue
                Yield: 7.428%), 11/1/2030                                      BBB-       14,181,315
  10,000,000    Fort Worth, TX Higher Education Finance Corp., Revenue
                Bonds, 5.00% (Texas Christian University)/(Original Issue
                Yield: 5.287%), 3/15/2027                                      AA-         9,977,200
   3,000,000    Georgetown, TX Health Facilities Development Corporation,
                Revenue Bonds, 5.375% (Wesleyan Homes, Inc.)/(American
                Capital Access INS)/(Original Issue Yield: 5.55%), 8/15/2028   A           3,064,350
   2,000,000    Gulf Coast, TX Waste Disposal Authority, Revenue Bonds
                (Series A), 6.875% (Champion International Corp.)/(Original
                Issue Yield: 7.15%), 12/1/2028                                 BBB         2,188,280
   4,490,000    Gulf Coast, TX Waste Disposal Authority, Revenue Bonds,
                5.60% (Valero Energy Corp.), 4/1/2032                          BBB-        4,533,239

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                TEXAS--CONTINUED
$               2,200,000 Harris County, TX HFDC, Hospital Revenue Bonds, Series
                1997A, 6.00% (Memorial Hospital System)/(MBIA LOC),
                6/1/2011                                                       AAA     $   2,530,836
   4,000,000    Harris County, TX HFDC, Hospital Revenue Bonds, Series
                1997A, 6.00% (Memorial Hospital System)/(MBIA LOC),
                6/1/2012                                                       AAA         4,609,560
   2,000,000    Lufkin, TX HFDC, Health System Revenue Bonds (Series
                1998), 5.70% (Memorial Health System of East Texas)/
                (Original Issue Yield: 5.75%), 2/15/2028                       BBB         2,050,020
   3,700,000    Red River Authority, TX, PCR Bonds, 6.875% (Hoechst Celanese
                Corp.)/(Original Issue Yield: 6.939%), 4/1/2017                A+          4,064,783
   6,610,000    Richardson, TX Hospital Authority, Hospital Refunding &
                Improvement Bonds, 6.50% (Richardson Medical Center, TX)/
                (Original Issue Yield: 6.72%), 12/1/2012                       BBB-        7,144,485
   1,000,000    Richardson, TX Hospital Authority, Hospital Refunding &
                Improvement Bonds, 6.75% (Richardson Medical Center, TX)/
                (Original Issue Yield: 6.82%), 12/1/2023                       BBB-        1,091,630
  12,450,000    San Antonio, TX Electric & Gas, Revenue Refunding Bonds,
                5.00% (Original Issue Yield: 6.10%), 2/1/2017                  AA         12,490,088
   5,000,000    Tarrant County, TX Health Facilities Development Corp.,
                System Revenue Bonds (Series 1997A), 5.75% (Texas Health
                Resources System)/(MBIA INS), 2/15/2015                        AAA         5,603,850
   1,500,000    Texas State, UT GO Veterans Housing Assistance, 7.00%,
                12/1/2025                                                       AA         1,636,035
                Total                                                                     79,542,831
                UTAH--3.4%
  13,500,000    Salt Lake City, UT Hospital Authority, Hospital Revenue
                Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/
                (United States Treasury COL)/(Original Issue Yield: 8.17%),
                5/15/2015                                                      AAA        17,911,530
   6,000,000    Tooele County, UT, Hazardous Waste Treatment Revenue Bonds
                (Series 1998A), 5.70% (Union Pacific Corp.), 11/1/2026         BBB-        6,077,280
                Total                                                                     23,988,810

FEDERATED MUNICIPAL SECURITIES FUND, INC.

PRINCIPAL
 AMOUNT                                                                      CREDIT
                                                                             RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
                WASHINGTON--0.7%
$  5,000,000    Washington State Public Power Supply System, (Nuclear
                Project No. 2) Refunding Revenue Bonds (Series 1998A), 5.00%
                (Original Issue Yield: 5.18%), 7/1/2012                        AA-     $   5,122,550
                WEST VIRGINIA--1.5%
   1,368,351    Marion County, WV County Commission, Refunding Revenue Bonds,
                10.00% (Adirondack Recycling), 12/1/2025                       NR          1,245,199
   9,790,831    Marion County, WV County Commission, Refunding Revenue
                Bonds, 8.00% (Adirondack Recycling), 12/1/2025                 NR          8,909,656
                Total                                                                     10,154,855
                WISCONSIN--0.6%
   4,000,000    Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds (Series 1998A), 5.375% (The Richland Hospital,
                Inc.)/(American Capital Access INS)/(Original Issue Yield:
                5.46%), 6/1/2028                                               A           4,026,680
                WYOMING--1.3%
   8,460,000    Sweetwater County, WY IDA, Solid Waste Disposal Revenue
                Bonds (Series A), 7.00% (FMC Corp.), 6/1/2024                  BBB-        9,382,394
                TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $652,449,705)                689,926,382
                TOTAL INVESTMENTS (IDENTIFIED COST $655,249,705)(B)                     $692,726,382

  Securities that are subject to Alternative Minimum Tax represent 33.6% of the portfolio as calculated based upon total portfolio market value.

 (a) Non-income producing security.

 (b) The cost of investments for federal tax purposes amounts to $655,249,705. The net unrealized appreciation of investments on a federal tax basis amounts to $37,476,677 which is comprised of $58,085,003 appreciation and $20,608,326 depreciation at September 30, 1998.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($696,968,416) at September 30, 1998.

The following acronyms are used throughout this portfolio: AMBAC--American Municipal Bond Assurance Corporation COL --Collateralized EDA --Economic Development Authority EDFA --Economic Development Financing Authority FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HDA --Hospital Development Authority HFA --Housing Finance Authority HFDC --Health Facility Development Corporation IDA --Industrial Development Authority IDB --Industrial Development Bond IFA --Industrial Finance Authority INS --Insured LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PRF --Prerefunded SFM --Single Family Mortgage UT --Unlimited Tax VRDNs--Variable Rate Demand Notes

MASSACHUSETTS IFA, SOLID WASTE DISPOSAL SR. LIEN REVENUE BONDS
(SERIES A), 9.00%
(MASSACHUSETTS RECYCLING ASSOCIATION)

There are $173 million face amount of these Senior Lien Revenue Bonds currently outstanding. On August 12, 1997, the obligor filed a petition for relief under Chapter 11 of the Federal Bankruptcy Code. Pursuant to a settlement approved by the Bankruptcy Court, a new owner acquired the facility subject to a portion of the Senior Lien Revenue Bonds. The new owner entered into a fifteen-year lease guaranteed by the company that built the facility and pledged the lease and the guarantee as additional collateral for the Senior Lien Revenue Bonds. The Senior Lien Revenue Bonds are expected to be replaced with refunding bonds in the face amount of $56.3 million by December 31, 1998. The Senior Lien Revenue Bonds will not produce any income until exchanged for such refunding bonds.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MUNICIPAL SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS:
Total investments in securities, at value (identified and tax
cost $655,249,705)                                                        $692,726,382
Income receivable                                                           12,554,202
Receivable for shares sold                                                   1,035,415
Total assets                                                               706,315,999
LIABILITIES:
Payable for investments purchased                              $6,500,000
Payable for shares redeemed                                        51,026
Income distribution payable                                     2,623,135
Payable to Bank                                                       869
Accrued expenses                                                  172,553
Total liabilities                                                            9,347,583
NET ASSETS for 62,635,869 shares outstanding                              $696,968,416
NET ASSETS CONSIST OF:
Paid in capital                                                           $658,869,364
Net unrealized appreciation of investments                                  37,476,677
Accumulated net realized gain on investments                                 4,126,291
Distributions in excess of net investment income                            (3,503,916)
Total net assets                                                          $696,968,416
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE:
CLASS A SHARES:
Net Asset Value Per Share ($591,584,431 / 53,165,145 shares
outstanding)                                                                    $11.13
Offering Price Per Share (100/95.50 of $11.13)*                                 $11.65
Redemption Proceeds Per Share                                                   $11.13
CLASS B SHARES:
Net Asset Value Per Share ($88,308,176 / 7,936,159 shares
outstanding)                                                                    $11.13
Offering Price Per Share                                                        $11.13
Redemption Proceeds Per Share (94.50/100 of $11.13)**                           $10.52
CLASS C SHARES:
Net Asset Value Per Share ($17,075,809 / 1,534,565 shares
outstanding)                                                                    $11.13
Offering Price Per Share                                                        $11.13
Redemption Proceeds Per Share (99.00/100 of $11.13)**                           $11.02

 *  See "Investing in the Fund" in the Prospectus.

 **  See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                                        $19,681,421
EXPENSES:
Investment advisory fee                                             $1,925,232
Administrative personnel and services fee                              261,438
Custodian fees                                                          22,245
Transfer and dividend disbursing agent fees
and expenses                                                           250,013
Directors'/Trustees' fees                                                8,688
Auditing fees                                                            9,651
Legal fees                                                               5,211
Portfolio accounting fees                                               69,474
Distribution services fee--Class B Shares                              325,340
Distribution services fee--Class C Shares                               64,043
Shareholder services fee--Class A Shares                               737,041
Shareholder services fee--Class B Shares                               108,447
Shareholder services fee--Class C Shares                                21,348
Share registration costs                                                22,884
Printing and postage                                                    32,205
Insurance premiums                                                       2,745
Taxes                                                                   13,146
Miscellaneous                                                            5,211
Total expenses                                                       3,884,362
Waivers--
Waiver of shareholder services fee--Class A Shares       $(412,743)
Waiver of shareholder services fee--Class C Shares            (854)
Total waivers                                                         (413,597)
Net expenses                                                                      3,470,765
Net investment income                                                            16,210,656
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                  6,451,807
Net change in unrealized appreciation of investments                              7,071,654
Net realized and unrealized gain on investments                                  13,523,461
Change in net assets resulting from operations                                  $29,734,117

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                   SIX MONTHS
                                      ENDED
                                                                 SEPTEMBER 30,    YEAR ENDED
                                                                     1998           MARCH 31,
                                                                  (UNAUDITED)         1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                           $   16,210,656  $   32,145,972
Net realized gain (loss) on investments ($6,451,807 and
$3,273,099 net gain, respectively, as computed for federal tax
purposes)                                                            6,451,807        (664,845)
Net change in unrealized appreciation                                7,071,654      42,415,663
Change in net assets resulting from operations                      29,734,117      73,896,790
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Class A Shares                                                     (13,879,680)    (28,187,919)
Class B Shares                                                      (1,656,754)     (3,245,800)
Class C Shares                                                        (326,774)       (712,253)
Distributions in excess of net investment income
Class A Shares                                                              --        (446,648)
Class B Shares                                                              --         (66,543)
Class C Shares                                                              --         (12,628)
Distributions from net realized gains
Class A Shares                                                              --      (1,381,790)
Class B Shares                                                              --        (204,140)
Class C Shares                                                              --         (39,946)
Change in net assets resulting from distributions to
shareholders                                                       (15,863,208)    (34,297,667)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                        77,084,913     129,961,665
Net asset value of shares issued to shareholders in payment of
distributions declared                                               8,360,610      21,687,238
Cost of shares redeemed                                            (98,578,092)   (188,612,798)
Change in net assets resulting from share transactions             (13,132,569)    (36,963,895)
Change in net assets                                                   738,340       2,635,228
NET ASSETS:
Beginning of period                                                696,230,076     693,594,848
End of period                                                   $  696,968,416  $  696,230,076

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      SIX MONTHS
                                                         ENDED
                                                     SEPTEMBER 30,
                                                          1998                   YEAR ENDED MARCH 31,
                                                      (UNAUDITED)   1998       1997     1996      1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.91    $10.31    $10.82    $10.92    $11.20    $11.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.27      0.46      0.55      0.66      0.67      0.66
Net realized and unrealized gain (loss) on investments     0.21      0.64     (0.36 )   (0.09 )   (0.05 )   (0.40 )
Total from investment operations                           0.48      1.10      0.19      0.57      0.62      0.26
LESS DISTRIBUTIONS
Distributions from net investment income                  (0.26)    (0.46 )   (0.55 )   (0.66 )   (0.67 )   (0.66 )
Distributions in excess of net investment income(a)          --     (0.01 )   (0.05 )      --        --        --
Total distributions from net investment income            (0.26)    (0.47 )   (0.60 )   (0.66 )   (0.67 )   (0.66 )
Distributions from net realized gain on investments          --     (0.03 )   (0.10 )   (0.01 )   (0.23 )   (0.02 )
Total distributions                                       (0.26)    (0.50 )   (0.70 )   (0.67 )   (0.90 )   (0.68 )
NET ASSET VALUE, END OF PERIOD                           $11.13    $10.91    $10.31    $10.82    $10.92    $11.20
TOTAL RETURN(B)                                            4.44%    11.28%     1.84%     5.32%     5.90%     2.10%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                   0.87%*    0.86%     0.93%     0.98%     0.92%     0.84%
Net investment income                                      4.81%*    4.70%     5.37%     5.97%     6.17%     5.59%
Expense waiver/reimbursement(c)                            0.14%*    0.14%     0.14%     0.13%       --        --
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                $591,584  $591,310  $595,515  $663,538  $708,712  $714,384
Portfolio turnover                                           15%       64%       33%       29%       41%       27%

 * Computed on an annualized basis.

 (a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS B SHARES

 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      SIX MONTHS
                                                         ENDED
                                                     SEPTEMBER 30,
                                                          1998              YEAR ENDED MARCH 31,
                                                      (UNAUDITED)   1998        1997     1996      1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.91    $10.31    $10.82    $10.92    $11.06
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.22      0.38      0.47      0.56      0.40
Net realized and unrealized gain (loss) on investments      0.21      0.64     (0.37 )   (0.09 )   (0.03 )
Total from investment operations                            0.43      1.02      0.10      0.47      0.37
LESS DISTRIBUTIONS
Distributions from net investment income                   (0.21)    (0.38 )   (0.47 )   (0.56 )   (0.40 )
Distributions in excess of net investment income(b)           --     (0.01 )   (0.04 )      --        --
Total distributions from net investment income             (0.21)    (0.39 )   (0.51 )   (0.56 )   (0.40 )
Distributions from net realized gain on investments           --     (0.03 )   (0.10 )   (0.01 )   (0.11 )
Total distributions                                        (0.21)    (0.42 )   (0.61 )   (0.57 )   (0.51 )
NET ASSET VALUE, END OF PERIOD                             $11.13    $10.91    $10.31    $10.82    $10.92
TOTAL RETURN(C)                                             3.98%    10.30%     0.94%     4.40 %    3.49 %
RATIOS TO AVERAGE NET ASSETS
Expenses                                                    1.77%*    1.75%     1.82%     1.86%     1.84%*
Net investment income                                       3.94%*    3.81%     4.50%     5.23%     5.94%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                  $88,308   $87,304   $77,536   $58,296   $18,201
Portfolio turnover                                            15%       64%       33%       29%       41 %

 *  Computed on an annualized basis.

 (a) Reflects operations for the period from July 26, 1994 (date of initial public offering) to March 31, 1995.

 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS
                                                          ENDED
                                                       SEPTEMBER 30,
                                                           1998                  YEAR ENDED MARCH 31,
                                                       (UNAUDITED)   1998       1997     1996      1995      1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.91    $10.31    $10.82    $10.92    $11.20    $11.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.22      0.37      0.46      0.56      0.58      0.52
Net realized and unrealized gain (loss) on investments       0.21      0.65     (0.36 )   (0.09 )   (0.05 )   (0.48  )
Total from investment operations                             0.43      1.02      0.10      0.47      0.53      0.04
LESS DISTRIBUTIONS
Distributions from net investment income                    (0.21)     (0.37 )   (0.46 )   (0.56 )   (0.58 )   (0.52  )
Distributions in excess of net investment income(b)            --     (0.02 )   (0.05 )      --        --        --
Total distributions from net investment income              (0.21)    (0.39 )   (0.51 )   (0.56 )   (0.58 )   (0.52  )
Distributions from net realized gain on investments            --     (0.03 )   (0.10 )   (0.01 )   (0.23 )   (0.02  )
Total distributions                                         (0.21)    (0.42 )   (0.61 )   (0.57 )   (0.81 )   (0.54  )
NET ASSET VALUE, END OF PERIOD                             $11.13    $10.91    $10.31    $10.82    $10.92    $11.20
TOTAL RETURN(C)                                              3.98%    10.31%     0.95%     4.42%     4.96%     0.17 %
RATIOS TO AVERAGE NET ASSETS
Expenses                                                     1.71%*    1.74%     1.81%     1.82%     1.81%     1.80%*
Net investment income                                        3.84%*    3.83%     4.51%     5.16%     5.28%     4.70%*
Expense waiver/reimbursement(d)                              0.01%*    0.01%     0.01%     0.04%       --        --
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                   $17,076   $17,616   $20,544   $25,914   $22,389   $22,066
Portfolio turnover                                             15%       64%       33%       29%       41%       27 %

 *  Computed on an annualized basis.

 (a) Reflects operations for the period from April 21, 1993 (date of initial public offering) to March 31, 1994.

 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1998 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Additionally, net capital losses of $5,489,729 attributable to security transactions incurred after October 31, 1997, are treated as arising on April 1, 1998, the first day of the Fund's next taxable year.

 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when- issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements.
Actual results could differ from those estimated.

OTHER--Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At September 30, 1998, par value shares ($0.01 per share) authorized were as follows:
                         PERCENTAGE OF PAR VALUE
SHARE CLASS NAME         CAPITAL STOCK AUTHORIZED
Class A Shares                   375,000,000
Class B Shares                   250,000,000
Class C Shares                   375,000,000
TOTAL                          1,000,000,000

Transactions in capital stock were as follows:

                                SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998              YEAR ENDED
                                                                   (UNAUDITED)                MARCH 31, 1998
CLASS A SHARES                                                SHARES         AMOUNT        SHARES        AMOUNT
Shares sold                                                  6,238,583   $  68,206,145    9,670,305  $ 103,414,194
Shares issued to shareholders in payment of distributions
declared                                                       689,440       7,529,395    1,807,665     19,419,915
Shares redeemed                                             (7,980,818)    (87,245,490) (15,033,250)  (160,904,159)
Net change resulting from Class A Share transactions        (1,052,795)  $ (11,509,950)  (3,555,280) $ (38,070,050)


                                SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998              YEAR ENDED
                                                                   (UNAUDITED)                MARCH 31, 1998
CLASS B SHARES                                                SHARES         AMOUNT        SHARES        AMOUNT
Shares sold                                                    651,099   $   7,121,903    2,304,892  $  24,638,393
Shares issued to shareholders in payment of distributions
declared                                                        58,827         642,403      162,455      1,793,068
Shares redeemed                                               (778,929)     (8,511,702)  (1,983,725)   (21,309,970)
Net change resulting from Class B Share transactions           (69,003)  $    (747,396)     483,622  $   5,121,491


                                SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998              YEAR ENDED
                                                                   (UNAUDITED)                MARCH 31, 1998
CLASS C SHARES                                                SHARES         AMOUNT        SHARES        AMOUNT
Shares sold                                                    159,301   $   1,756,865      176,581  $   1,909,078
Shares issued to shareholders in payment of distributions
declared                                                        17,294         188,812       44,200        474,255
Shares redeemed                                               (257,245)     (2,820,900)    (598,603)    (6,398,669)
Net change resulting from Class C Share transactions           (80,650)  $    (875,223)    (377,822) $  (4,015,336)
Net change resulting from share transactions                (1,202,448)  $ (13,132,569)  (3,449,480) $ (36,963,895)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
(a) a maximum of 0.30% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

 DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.
                  PERCENTAGE OF AVERAGE
SHARE CLASS NAME     DAILY NET ASSETS
Class B Shares            0.75%
Class C Shares            0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the of each class of shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended September 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $77,500,000 and $91,300,000, respectively.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1998, were as follows:
PURCHASES          $104,501,709
SALES              $148,266,090

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 1998, 21.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.5% of total investments.

7. YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
William J. Copeland
J. Christopher Donahue
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr., Esq.
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Nicholas J. Seitanakis
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 313913105
Cusip 313913204
Cusip 313913303
8110104 (11/98)

[Graphic]







                                    APPENDIX

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/31/76 to 9/30/98. The "y" axis is measured in increments of $20,000 ranging from $0 to $100,000 and indicates that the ending value of hypothetical initial investment of $22,000 (1,681 Shares) in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $86,009 (7,728 Shares) on 9/30/98.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/31/76 to 9/30/98. The "y" axis is measured in increments of $10,000 ranging from $0 to $60,000 and indicates that the ending value of hypothetical yearly investments of $1,000 over 21 years in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $55,031 (4,944 Shares) on 9/30/98.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from 9/30/88 to 9/30/98. The "y" axis is measured in increments of $10,000 ranging from $0 to $60,000 and indicates that the ending value of a hypothetical investment of $25,000 (2,330 Shares) in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $48,700 (4,376 Shares) on 9/30/98.